Financial risk management - Hedging activities (Details) £ in Thousands, $ in Thousands	Jun. 30, 2018 USD ($)	Jun. 30, 2018 $ / £	Jun. 30, 2018 € / £	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 $ / £	Jun. 30, 2017 € / £	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 $ / £	Jun. 30, 2016 € / £	Jun. 30, 2016 GBP (£)
Financial risk management activities
Net debt | £				£ 253,746				£ 213,087			£ 260,898
Closing exchange rate		1.3194	1.1309			1.2988	1.1379		1.3332	1.2009
US dollar
Financial risk management activities
Net debt	$ 521,500				$ 524,700
Hedged future USD revenues	(307,019)				(299,533)
Unhedged USD borrowings	214,481				225,167
Borrowings | US dollar
Financial risk management activities
Net debt	650,000				650,000
Cash and cash equivalents
Financial risk management activities
Net debt | £				£ (242,022)				£ (290,267)			£ (229,194)
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt	$ (128,500)				$ (125,300)